Employee benefits (Details 9) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	₨ 15	₨ 16	₨ 13
Interest on defined benefit liability	4	10	8
Total cost recognized in income statement	₨ 19	₨ 26	₨ 21